Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue:		$ 50,000
Costs and expenses:
Selling, general and administrative (including stock-based compensation)	315,000	325,000
Amortization	1,120,000	1,113,000
Professional Services	1,262,000	722,000
Research & Development	1,147,000	1,226,000
Other General Expenses	184,000	68,000
Total costs and expenses	4,028,000	3,454,000
Operating loss	(4,028,000)	(3,404,000)
Other income (expense):
Interest income	13,000	24,000
Other income	52,000	66,000
Interest expense	(444,000)	(462,000)
Impairment of investment		(4,100,000)
Loss from operations before income taxes	(4,407,000)	(7,876,000)
Income tax benefit		621,000
Net loss	(4,407,000)	(7,255,000)
Loss from operations attributed to noncontrolling interest	71,000	204,000
Net loss attributable to common stockholders	$ (4,336,000)	$ (7,051,000)
Loss per common share:
Basic	$ (0.07)	$ (0.10)
Diluted	$ (0.07)	$ (0.10)
Shares used in computing loss per common share:
Basic	60,248,078	70,496,041
Diluted	60,248,078	70,496,041